Submission	May 20, 2025
Submission [Line Items]
Central Index Key	0000804328
Registrant Name	QUALCOMM INC/DE
Registration File Number	333-283035
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES